SHARE CAPITAL	12 Months Ended
Aug. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

16.     SHARE CAPITAL

Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes. Class B Ordinary Shares are convertible at any time by the holder thereof into Class A Ordinary Shares on a one-for-one basis.

The Company was incorporated on December 16, 2016. As of the incorporation date, the total issued share capital of the Company is USD 0.0001 consisting of 10 ordinary shares with a par value of USD 0.00001 and total authorized share capital is USD 50 divided into 5,000,000,000 shares.

The Company completed a follow-on public offering of American Depositary Shares (“ADSs”) priced at US$19.00 per ADS on March 2, 2018. The Company issued and sold 10,000,000 ADSs, each representing one Class A Ordinary Share of the Company.

In April 2018, the Board of Directors approved a stock repurchase program (the “2018 Repurchase Program”) which authorized the repurchase of up to US$100,000 of the Company’s common stock. Under the 2018 Repurchase Program, the Group repurchased 1,207,465 and 5,471,718 shares during the year ended August 31, 2018 and the year ended August 31, 2019, respectively with a cost of US$16,822 (approximately RMB 114,554) and US$60,539 (approximately RMB 417,149), respectively. For the year ended August 31, 2019, the Board of Directors approved to cancel and retire all these repurchased shares.

In September 2019, the Board of Directors approved a US$30,000 share repurchase program (the "2019 Repurchase Program"). Under the 2019 Repurchase Program, the Group repurchased 1,096,312 shares during the year ended August 31, 2020 with a cost of US$ 8,721 (approximately RMB 56,058). For the year ended August 31, 2020, the Board of Directors approved to cancel and retire 569,732 shares that were repurchased.